Supplementary Oil and Natural Gas Disclosures	12 Months Ended
Dec. 31, 2010
Supplementary Oil and Natural Gas Disclosures [Abstract]
Supplementary Oil and Natural Gas Disclosures (Unaudited)
(20) Supplementary Oil and Natural Gas Disclosures (Unaudited)
On January 31, 2010, Wild Well acquired 100% ownership of Shell Offshore Inc.’s Gulf of Mexico Bullwinkle platform and its related assets, including 29 wells, and assumed the decommissioning obligation for such assets. Immediately after Wild Well acquired these assets, it conveyed an undivided 49% interest in these assets and the related well plugging and abandonment obligations to Dynamic Offshore, which operates these assets (see note 4). The Company also has an interest in oil and gas operations through its equity-method investments in SPN Resources and DBH (see note 7). The Company’s equity-method investments in SPN Resources and DBH, as well as its acquisition of the Bullwinkle platform and its related assets, provide the Company additional opportunities for our subsea and well enhancement, decommissioning and platform management services.
In January 2010, the Financial Accounting Standards Board issued an update to the authoritative guidance related to oil and gas reserve estimation and disclosures that expands the definition of oil- and gas-producing activities and requires disclosures of reserve quantities and standardized measure of cash flows for equity-method investments that have significant oil- and gas-producing activities.
The Company’s December 31, 2010 estimates of proved reserves are based on reserve reports prepared by DeGolyer and MacNaughton and Netherland, Sewell & Associates, Inc., independent petroleum engineers. Users of this information should be aware that the process of estimating quantities of “proved”, “proved developed” and “proved undeveloped” natural gas and crude oil reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. This data may also change substantially over time as a result of multiple factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Consequently, material revisions to existing reserve estimates occur from time to time. Although every reasonable effort is made to ensure that reserve estimates reported represent the most accurate assessments possible, the significance of the subjective decisions required and variances in available data for various reservoirs make these estimates generally less precise than other estimates presented in connection with financial statement disclosures. Proved reserves are estimated quantities of natural gas, crude oil and condensate that geological and engineering data demonstrate, with reasonable certainty, to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are proved reserves that can be expected to be recovered through existing wells with existing equipment and operating methods. Proved undeveloped reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for completion.
Oil and Natural Gas Reserves
The following table sets forth the Company’s net proved reserves, including the changes therein, and proved developed reserves:

			Company’s Share of
	Consolidated		Equity-Method Investments
	Crude Oil	Natural Gas	Crude Oil	Natural Gas
	(Mbbls)	(Mmcf)	(Mbbls)	(Mmcf)
Proved-developed and undeveloped reserves:
December 31, 2008	—	—	3,929	39,432
Purchase of reserves in place	—	—	—	464
Revisions	—	—	528	(1,113)
Extensions, discoveries and other additions	—	—	16	216
Change in ownership percentage	—	—	(571)	(9,841)
Production	—	—	(660)	(5,903)

December 31, 2009	—	—	3,242	23,255
Purchase of reserves in place	5,686	4,377	34	8
Revisions	723	1,572	564	692
Extensions, discoveries and other additions	—	—	—	413
Sale of reserves in-place	—	—	(32)	(1,347)
Production	(427)	(648)	(413)	(2,910)

December 31, 2010	5,982	5,301	3,395	20,111

Proved-developed reserves:
December 31, 2009	—	—	2,896	21,548
December 31, 2010	4,166	3,848	2,972	18,228
Proved-undeveloped reserves:
December 31, 2009	—	—	347	1,708
December 31, 2010	1,816	1,453	423	1,885
Costs Incurred in Oil and Natural Gas Activities
The following table displays certain information regarding the costs incurred associated with finding, acquiring and developing the Company’s proved oil and natural gas reserves for the year ended December 31, 2010 and 2009 (in thousands).

			Company’s Share of
	Consolidated		Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2010	2009	2010	2009
Acquisition of properties — proved	$34,336	$—	$629	$750
Acquisition of properties — unproved	—	—	118	148
Exploratory costs	359	—	—	—
Development costs	30	—	9,980	23,502

Total costs incurred	$34,725	$—	$10,727	$24,400

Capitalized costs for oil and gas producing activities consist of the following (in thousands):

			Company’s Share of
	Consolidated		Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2010	2009	2010	2009
Unproved oil and gas properties	$—	$—	$24,097	$31,234
Proved oil and gas properties	34,336	—	144,324	127,559
Accumulated depreciation, depletion and amortization	(3,038)	—	(49,849)	(24,874)

Capitalized costs, net	$31,298	$—	$118,572	$133,919

Productive Wells Summary
The following table presents the Company’s ownership of productive oil and natural gas wells as of December 31, 2010. Productive wells consist of producing wells and wells capable of production. In the table, “gross” refers to the total wells in which the Company owns an interest and “net” refers to the sum of fractional interests owned in gross wells.

			Company’s Share of
	Consolidated		Equity-Method Investments
	Total		Total
	Productive Wells		Productive Wells
	Gross	Net	Gross	Net
Oil	11.00	5.61	121.17	101.80
Natural gas	—	—	43.83	19.51

Total	11.00	5.61	165.00	121.31

Acreage
The following table sets forth information as of December 31, 2010 relating to acreage held by the Company. Developed acreage is assigned to productive wells.

			Company’s Share of
	Consolidated		Equity-Method Investments
	Gross	Net	Gross	Net
	Acreage	Acreage	Acreage	Acreage
Developed	17,280	8,813	78,749	48,330
Undeveloped	—	—	17,474	14,821

Total	17,280	8,813	96,223	63,151

Drilling Activity
The following table shows the Company’s drilling activity for the years ended December 31, 2010 and 2009. The Company did not engage in any drilling activity related to its ownership of the Bullwinkle platform and its related assets during the year ended December 31, 2010. In the table, “gross” refers to the total wells in which the Company has a working interest and “net” refers to the gross wells multiplied by the Company’s working interest in these wells. Well activity refers to the number of wells completed during a fiscal year, regardless of when drilling first commenced.

	Company’s Share of Equity-Method Investments
	2010		2009
	Gross	Net	Gross	Net
Exploratory Wells
Productive	—	—	0.25	0.06
Non-productive	—	—	—	—

Total	—	—	0.25	0.06

Development Wells
Productive	0.25	0.15	0.67	0.67
Non-productive	—	—	—	—

Total	0.25	0.15	0.67	0.67

Results of Operations
The following table sets forth the Company’s results of operations for producing activities:

	Years Ended December 31,
	2010	2009
Consolidated Entities
Revenues
Sales	$39,410	$—

Production costs	9,511	—
Exploration expenses	359	—

Depreciation, depletion and amortization	10,057	—

	19,483	—
Income tax expenses	7,014	—

Results of operations from producing activities (excluding corporate overhead)	$12,469	$—

Company’s share of equity-method investments
Revenues
Sales	$56,964	$70,422

Production costs	23,375	28,540
Exploration expenses	105	639

Depreciation, depletion and amortization	18,557	32,950

	14,927	8,293
Income tax expenses	5,373	2,985

Results of operations from producing activities (excluding corporate overhead)	$9,554	$5,308

All of the Company’s consolidated oil and gas operations, as well as its share of equity-method investments are in the Gulf of Mexico. In 2010, the Company’s consolidated entities’ average sales prices were $77.04 per barrel of oil and $5.00 per mcf of gas, with an average production cost of $19.99 per barrel of oil equivalent. The Company’s share of equity-method investments average sales prices were $79.21 per barrel of oil and $4.78 per mcf of gas in 2010 and $59.28 per barrel of oil and $4.22 per mcf of gas in 2009. Average production costs were $25.35 and $25.68 per barrel of oil equivalent in the years ended December 31, 2010 and 2009, respectively.
Standardized Measure of Discounted Future Net Cash Flows Relating to Reserves
The following information has been developed utilizing procedures prescribed by authoritative guidance related to oil and gas activities. It may be useful for certain comparative purposes, but should not be solely relied upon in evaluating the Company or its performance. Further, information contained in the following table should not be considered as representative of realistic assessments of future cash flows, nor should the standardized measure of discounted future net cash flows be viewed as representative of the current value of the Company.
The Company believes that the following factors should be taken into account in reviewing the following information: (1) future costs and selling prices will differ from those required to be used in these calculations; (2) due to future market conditions and governmental regulations, actual rates of production achieved in future years may vary significantly from the rate of production assumed in the calculations; (3) selection of a 10% discount rate is arbitrary and may not be reasonable as a measure of the relative risk inherent in realizing future net oil and gas revenues; and (4) future net revenues may be subject to different rates of income taxation.
Under the standardized measure, future cash inflows were estimated by applying twelve month average oil and natural gas prices adjusted for differentials. Future cash inflows were reduced by estimated future development, abandonment and production costs based on period-end costs in order to arrive at net cash flow before tax. Future income tax expense has been computed by applying period-end statutory tax rates to aggregate future net cash flows, reduced by the tax basis of the properties involved and tax carryforwards. Use of a 10% discount rate is required by authoritative guidance related to oil and gas activities.
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves at December 31, 2010 and 2009 is as follows (in thousands):

			Company's Share of
	Consolidated		Equity-Method Investments
	2010	2009	2010	2009
Future cash inflows	$486,199	$—	$356,126	$346,994
Future production costs	(43,392)	—	(83,215)	(99,061)
Future development and abandonment costs	(86,125)	—	(84,260)	(110,469)
Change in ownership percentage		—	—	(17,137)
Future income tax expenses	(129,262)	—	(66,161)	(44,483)

Future net cash flows	227,420	—	122,490	75,844
10% annual discount for estimated timing of cash flows	57,928	—	20,014	11,709

Standardized measure of discounted future net cash flows	$169,492	$—	$102,476	$64,135

A summary of the changes in the standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves for the years ended December 31, 2010 and 2009 is as follows (in thousands):

		Company’s Share of
	Consolidated	Equity-Method Investments
	2010	2010	2009
Beginning of the period	$—	$64,136	$63,921
Net change in sales and transfer prices and in production (lifting) costs related to future production	102,726	57,626	2,212
Changes in estimated future development costs	2,950	(9,051)	4,641
Sales and transfers of oil and gas produced during the period	(29,542)	(32,370)	(30,170)
Net change due to extensions, discoveries, and improved recovery	—	2,781	584
Net changes due to purchases and sales of minerals in place	70,993	(1,912)	1,213
Net changes due to revisions in quantity estimates	38,206	16,859	4,637
Previously estimated development costs incurred during the period	1,758	16,570	11,628
Change in percentage ownership	—	—	—
Accretion of discount	16,484	8,780	7,174
Other-unspecified	2,338	1,496	4,931
Net change in income taxes	(36,421)	(22,439)	(6,636)

Aggregate change in the standardized measure of discounted future net cash flows for the year	169,492	38,340	214

End of the period	$169,492	$102,476	$64,135

The December 31, 2010 amount was estimated by DeGolyer and MacNaughton and Netherland, Sewell & Associates, Inc. using a twelve month average WTI Cushing price of $79.40 per barrel (bbl), and a Henry Hub gas price of $4.38 per million British Thermal Units, and price differentials. The December 31, 2009 amount was estimated by DeGolyer and MacNaughton and Netherland, Sewell & Associates, Inc. using a twelve month average WTI Cushing price of $61.04 per barrel (bbl), and a Henry Hub gas price of $3.86 per million British Thermal Units, and price differentials.